Taxes on Income - Schedule of Loss before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss before Taxes [Abstract]
Domestic	$ 6,038	$ 3,345	$ 714
Foreign operations (Beamr Inc. and Beamr Imaging RU)	(33)	(38)	(58)
Loss before Taxes	$ 6,005	$ 3,307	$ 656